UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2014 (Unaudited)

DWS International Value Fund
	Shares	Value ($)
Common Stocks 97.1%
Australia 2.0%
BHP Billiton Ltd. (ADR) (a) (Cost $3,508,940)	50,358	3,418,301
Belgium 2.0%
Delhaize Group SA (ADR) (a) (Cost $2,363,717)	185,648	3,297,108
Bermuda 2.2%
Marvell Technology Group Ltd. (b) (Cost $3,054,237)	240,129	3,738,809
Brazil 6.3%
Cia Energetica de Minas Gerais (ADR) (a)	609,633	4,279,624
Petroleo Brasileiro SA (ADR) (a)	240,632	3,392,911
Vale SA (ADR) (a)	232,230	2,960,932

(Cost $11,491,095)		10,633,467
Canada 5.9%
Agrium, Inc.	36,173	3,251,591
Kinross Gold Corp.*	375,629	1,419,878
Suncor Energy, Inc.	99,724	3,842,366
Yamana Gold, Inc.	193,073	1,421,017

(Cost $11,728,759)		9,934,852
China 2.1%
CNOOC Ltd. (ADR) (a) (Cost $3,688,390)	20,151	3,450,254
France 3.9%
Societe Generale SA (ADR)	254,059	2,944,544
Total SA (ADR) (a)	52,084	3,617,234

(Cost $4,339,262)		6,561,778
Germany 5.9%
Allianz SE (ADR)	188,402	3,199,066
BASF SE (ADR)	29,499	3,396,662
Siemens AG (ADR)	24,588	3,268,237

(Cost $7,085,599)		9,863,965
Hong Kong 2.0%
China Mobile Ltd. (ADR) (a) (Cost $3,459,532)	69,384	3,403,979
India 4.0%
Infosys Ltd. (ADR) (a)	53,995	2,776,963
Tata Motors Ltd. (ADR) (a)	105,864	3,942,375

(Cost $4,726,930)		6,719,338
Israel 2.0%
Teva Pharmaceutical Industries Ltd. (ADR) (a) (Cost $2,731,943)	68,163	3,441,550
Japan 11.8%
Canon, Inc. (ADR)	107,232	3,541,873
Komatsu Ltd. (ADR)	162,525	3,549,546
Mitsubishi UFJ Financial Group, Inc. (ADR)	568,538	3,200,869
Nippon Telegraph & Telephone Corp. (ADR)	116,750	3,465,140
Nomura Holdings, Inc. (ADR)	492,164	3,213,831
Sumitomo Mitsui Financial Group, Inc. (ADR)	360,689	2,946,829

(Cost $17,634,777)		19,918,088
Korea 4.0%
KB Financial Group, Inc. (ADR) (a)	90,764	3,087,791
SK Telecom Co., Ltd. (ADR) (a)	150,108	3,577,074

(Cost $5,615,774)		6,664,865
Mexico 1.9%
America Movil SAB de CV "L" (ADR) (a) (Cost $3,720,388)	168,654	3,260,082
Netherlands 6.4%
Aegon NV (Registered) (c)	405,208	3,529,362
ING Groep NV (ADR)* (a)	231,379	3,248,561
Royal Dutch Shell PLC (ADR) (a)	50,175	3,943,755

(Cost $8,483,100)		10,721,678
Norway 2.3%
Statoil ASA (ADR) (a) (Cost $2,937,239)	124,301	3,791,180
Russia 6.2%
CTC Media, Inc. (a) (b)	300,400	3,055,068
Gazprom OAO (ADR)*	486,650	3,975,930
LUKOIL OAO (ADR)	59,676	3,375,275

(Cost $9,446,686)		10,406,273
Spain 6.4%
Banco Bilbao Vizcaya Argentaria SA (ADR) (a)	281,948	3,628,671
Banco Santander SA (ADR) (a)	367,284	3,753,642
Telefonica SA (ADR) (a)	205,388	3,436,141

(Cost $8,421,705)		10,818,454
Switzerland 5.8%
ABB Ltd. (ADR)* (a)	133,565	3,170,833
Credit Suisse Group AG (ADR) (a)	102,362	3,040,151
UBS AG (Registered)* (a) (c)	176,011	3,543,102

(Cost $8,022,305)		9,754,086
United Kingdom 14.0%
AstraZeneca PLC (ADR)	48,510	3,502,422
BAE Systems PLC (ADR)	113,303	3,235,934
Barclays PLC (ADR) (a)	206,282	3,407,779
BP PLC (ADR)	66,569	3,358,406
HSBC Holdings PLC (ADR) (a)	61,421	3,238,115
Smith & Nephew PLC (ADR)	41,560	3,647,721
Tesco PLC (ADR)	205,271	3,136,541

(Cost $19,012,903)		23,526,918

Total Common Stocks (Cost $141,473,281)		163,325,025
Preferred Stock 2.2%
Brazil
Itau Unibanco Holding SA (ADR) (a) (Cost $3,108,926)	241,704	3,746,412
Securities Lending Collateral 47.2%
Daily Assets Fund Institutional, 0.08% (d) (e) (Cost $79,471,800)	79,471,800	79,471,800
Cash Equivalents 0.1%
Central Cash Management Fund, 0.05% (d) (Cost $181,952)	181,952	181,952

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $224,235,959) †	146.6	246,725,189
Other Assets and Liabilities, Net	(46.6)	(78,415,776)

Net Assets	100.0	168,309,413

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $226,989,384.  At May 31, 2014, net unrealized appreciation for all securities based on tax cost was $19,735,805.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,383,292 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,647,487.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2014 amounted to $76,820,949, which is 45.6% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At May 31, 2014 the DWS International Value Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Financials	49,728,725	29.8%
Energy	32,747,311	19.6%
Telecommunication Services	17,142,416	10.3%
Materials	15,868,381	9.5%
Industrials	13,224,550	7.9%
Health Care	10,591,693	6.3%
Information Technology	10,057,645	6.0%
Consumer Discretionary	6,997,443	4.2%
Consumer Staples	6,433,649	3.8%
Utilities	4,279,624	2.6%
Total	167,071,437	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and Preferred Stocks (f)
Australia	$3,418,301	$—	$—	$3,418,301
Belgium	3,297,108	—	—	3,297,108
Bermuda	3,738,809	—	—	3,738,809
Brazil	14,379,879	—	—	14,379,879
Canada	9,934,852	—	—	9,934,852
China	3,450,254	—	—	3,450,254
France	6,561,778	—	—	6,561,778
Germany	9,863,965	—	—	9,863,965
Hong Kong	3,403,979	—	—	3,403,979
India	6,719,338	—	—	6,719,338
Israel	3,441,550	—	—	3,441,550
Japan	19,918,088	—	—	19,918,088
Korea	6,664,865	—	—	6,664,865
Mexico	3,260,082	—	—	3,260,082
Netherlands	10,721,678	—	—	10,721,678
Norway	3,791,180	—	—	3,791,180
Russia	10,406,273	—	—	10,406,273
Spain	10,818,454	—	—	10,818,454
Switzerland	9,754,086	—	—	9,754,086
United Kingdom	23,526,918	—	—	23,526,918
Short-Term Investments (f)	79,653,752	—	—	79,653,752

Total	$246,725,189	$—	$—	$246,725,189

There have been no transfers between fair value measurement levels during the period ended May 31, 2014.

(f)          See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Value Fund, a series of DWS International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2014